Suppliers (Details 2 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Suppliers
Reverse factoring	[1]	R$ 302,608	R$ 263,948
Weighted average discount rates per month of assignment operations carried out by suppliers with financial institutions for reverse factoring transaction		1.15%	1.05%
Maximum maturity period of reverse factoring		360 days
Payments to supplier by bank considered as non-cash transactions		R$ 284,494

[1]	As of December 31, 2024, the balance of reverse factoring was R$ 302,608 (R$ 263,948 as of December 31, 2023), and the discount rates of assignment operations carried out by our suppliers with financial institutions had a weighted average of 1.15% per month (for the year ended December 31, 2023, the weighted average was 1.05% per month) and a maximum payment term of 360 days. The balance is initially recognized in net of the present value adjustment, which is subsequently recognized as a financial expense.